UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO        63102

(Address of principal executive offices)          (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:  5/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 98.95%

Abrasive Asbestos & Misc. Nonmetallic Minerals - 0.79%
730	CARBO Ceramics, Inc.	$ 100,426

Air Transportation, Nonscheduled - 0.93%
2,450	Air Methods Corp. *	118,090

Aircraft Parts & Auxiliary Equipment, NEC - 0.95%
2,200	Astronics Corp. *	120,692

Apparel & Other Finished Products of Fabric - 0.54%
360	Columbia Sportswear Co.	30,085
760	Under Armour, Inc. *	38,600
		68,685
Apparel Stores - 0.49%
740	Hanesbrands, Inc.	62,774

Beverages - 4.10%
1,155	Anheuser-Busch InBev S.A.	126,958
650	Boston Beer Co., Inc. Class-A *	139,367
1,350	Coca-Cola Co.	55,228
1,830	Constellation Brands, Inc. *	153,958
350	Diageo Plc.	45,076
		520,587
Biological Products (No Diagnostic Substances) - 1.08%
430	Biogen Idec, Inc. *	137,329

Biotechnology - 2.56%
965	Alexion Pharmaceuticals, Inc. *	160,499
2,030	Gilead Sciences, Inc. *	164,856
		325,355
Business Services - 0.49%
290	Visa, Inc.	62,301

Cable & Other Pay Television Services - 0.88%
1,800	AMC Networks, Inc. *	111,384

Carpets & Rugs - 1.02%
725	Mohawk Industries, Inc. *	98,354
2,600	The Dixie Group, Inc. *	30,628
		128,982
Cement - 1.25%
1,820	Eagle Materials, Inc.	158,285

Cigarettes - 1.63%
1,130	British American Tobacco Plc.	137,024
1,125	Lorillard, Inc.	69,941
		206,965
Commodity, Contracts, Brokers & Dealers - 0.65%
7,975	Wisdom Tree Investments, Inc. *	82,860

Concrete Gypsum Plaster Products - 0.93%
3,930	USG Corp. *	117,821

Confectioners - 1.00%
1,300	Hershey Co.	126,542

Construction Special Trade Contractors - 1.09%
1,700	Chicago Bridge & Iron Co. N.V.	138,380

Consumer Goods - 0.49%
570	Ecolab, Inc.	62,238

Crude Petroleum & Natural Gas - 10.61%
3,170	Approach Resources, Inc. *	61,878
2,500	Bonanza Creek Energy, Inc. *	134,050
2,725	Cabot Oil & Gas Corp.	98,754
2,140	Canadian Natural Resources, Ltd.	87,034
1,135	Continental Resources, Inc. *	159,309
2,000	Diamondback Energy, Inc. *	150,960
1,965	Gulfport Energy Corp. *	120,906
2,185	Linn Energy, LLC	63,474
710	Stanley Black & Decker, Inc.	62,054
11,430	Synergy Resources Corp. *	134,188
4,700	Sanchez Energy Corp. *	161,821
1,500	SM Energy Co.	113,715
		1,348,143
Electomedical & Electrotherapeutic Apparatus - 0.41%
2,405	Cynosure, Inc. *	52,381

Electronic Components & Accessories - 0.74%
4,770	Advanced Energy Industries, Inc. *	93,349

Electronic Connectors - 0.96%
3,915	Methode Electronics, Inc.	121,952

Entertainment-Diversified - 1.67%
125	Priceline.com, Inc. *	159,829
615	Walt Disney Co.	51,666
		211,495
Fabricated Rubber Products, NEC - 1.06%
7,200	GenCorp, Inc. *	133,992

Farm Machinery & Equipment - 0.56%
775	Deere & Co.	70,657

Financial Services - 1.04%
675	American Express Co.	61,763
550	Berkshire Hathaway, Class-B *	70,587
		132,350
Fire, Marine & Casualty Insurance - 0.89%
3,500	United Insurance Holdings Corp.	61,775
550	The Travelers Companies, Inc.	51,398
		113,173
Food & Kindred Products - 0.41%
880	Kraft Foods Group, Inc.	52,325

Footwear - 2.17%
910	Nike, Inc. Class-B	69,988
4,620	Skechers USA, Inc. *	205,590
		275,578
Glass Products, Made of Purchased Glass - 0.94%
3,970	Apogee Enterprises, Inc.	119,497

Home Lawn & Garden Equipment - 0.55%
1,075	Toro Co.	69,424

Hotels & Motels - 2.15%
3,700	Melco Crown Entertainment, Ltd.	127,539
5,900	Pinnacle Entertainment, Inc. *	145,612
		273,151
Industrial Goods - 0.49%
240	W.W. Grainger, Inc.	62,009

Industrial Instruments For Measurement - 0.96%
4,205	MKS Instruments, Inc.	121,314

Laboratory Analytical Instruments - 0.48%
250	Mettler-Toledo International, Inc. *	61,255

Leather & Leather Products - 1.15%
1,550	Michael Kors Holdings, Ltd. *	146,289

Life Insurance - 0.55%
870	Torchmark Corp.	70,409

Media Entertainment - 1.23%
375	Netflix, Inc. *	156,686

Miscellaneous Chemical Products - 0.48%
850	WD-40 Co.	61,345

Mortgage Bankers & Loan Correspondents - 0.75%
2,730	Owen Financial Corp. *	95,741

Motor Homes - 0.70%
3,585	Winnebago Industries, Inc. *	88,765

Motor Vehicle Parts & Accessories - 1.01%
6,900	American Axle & Manufacturing Holdings, Inc. *	127,926

National Commercial Banks - 0.91%
1,300	Suntrust Bank, Inc.	49,816
1,615	PacWest Bancorp	65,278
		115,094
Oil & Gas Field Machinery & Equipment - 0.52%
1,430	Gulfmark Offshore, Inc.	66,366

Operative Builders - 3.76%
7,500	KB Home	123,600
5,055	MI Homes, Inc. *	115,305
2,800	Meritage Homes Corp. *	112,308
3,500	Toll Brothers, Inc. *	126,770
		477,983
Paper & Paper Products - 0.91%
1,275	Domtar Corp.	115,872

Paper Mills - 1.19%
5,200	KapStone Paper & Packaging Corp. *	151,060

Paperboard Containers & Boxes - 0.98%
1,800	Packing Corp. of America	124,488

Perfumes, Cosmetics & Other Toilet Preparations - 1.02%
920	Colgate Palmolive, Co.	62,928
870	Estee Lauder Companies, Inc.	66,659
		129,587
Personal Products - 0.74%
755	Nu Skin Enterprises, Inc.	33,228
450	Proctor & Gamble Co.	60,996
		94,224
Pharmaceutical Preparations - 7.36%
3,985	Akorn, Inc. *	111,461
3,260	Cambrex Corp. *	70,057
4,700	Horizon Pharma, Inc. *	66,693
790	Jazz Pharmaceuticals Plc. *	112,069
3,400	Lannett Co., Inc. *	142,052
2,200	Ligand Pharmaceuticals, Inc. *	146,762
435	Regereron Pharmaceuticals, Inc. *	133,528
1,330	Salix Pharmaceuticals, Ltd. *	151,726
		934,348
Poultry Slaughtering & Processing - 0.94%
2,800	Tyson Foods, Inc.	118,888

Radio & TV Broadcasting & Communications - 0.43%
1,550	Ubiquiti Networks, Inc. *	54,188

Railroads, Line-Haul Operating - 1.49%
2,860	The Greenbrier Companies, Inc. *	158,730
390	Westinghouse Air Brake Technologies Corp.	30,709
		189,439
Recreation Vehicles - 1.09%
1,070	Polaris Industries, Inc.	137,944

Refrigeration & Service Industry Machine - 0.71%
375	Middleby Corp.	89,558

Resorts & Casinos - 1.26%
6,200	MGM Resorts International *	159,650

Restaurants - 0.43%
540	McDonalds Corp.	54,772

Retail Stores - 0.92%
375	Amazon.com, Inc. *	117,206

Retail-Catalog & Mail-Order Houses - 0.65%
505	Vipshop Holdings, Ltd. *	82,143

Retail-Eating & Drinking Places - 1.35%
4,400	Famous Dave's of America, Inc. *	141,108
1,200	Texas Roadhouse, Inc.	30,336
		171,444
Retail-Lumber & Other Building Materials - 0.67%
1,100	Lumber Liquidators Holdings, Inc. *	85,448

Retail-Radio TV & Consumer Electronics Stores - 0.73%
1,995	Conns, Inc. *	93,047

Sawmills, Planning Mills, General - 0.92%
2,400	Universal Forest Products, Inc.	116,520

Security Brokers, Dealers & Flotation Companies - 0.31%
250	Goldman Sachs Group, Inc.	39,953

Semiconductors & Related Devices - 0.66%
2,950	Micron Technology, Inc. *	84,341

Services-Business Services, NEC - 1.90%
3,300	Bankrate, Inc. *	49,995
3,285	Envestnet, Inc.	133,174
2,360	PowerSecure International, Inc. *	57,938
		241,107
Services-Computer Programming Services - 0.23%
320	Qihoo 360 Technology Co., Ltd. *	29,386

Services-Computer Programming, Data Processing, Etc. - 1.28%
2,560	Facebook, Inc. *	162,048

Services-Miscellaneous Business Services - 0.61%
700	Altisource Portfolio Solutions S. A. *	77,147

Services-Prepackaged Software - 0.94%
2,200	ACI Worldwide, Inc. *	119,482

Services-Specialty Outpatient Facilities - 0.73%
2,170	Acadia Healthcare Co., Inc. *	92,529

Special Industry Machinery, NEC - 1.17%
2,400	Lam Research Corp.	148,896

Special Eateries - 0.50%
865	Starbucks Corp.	63,353

State Commercial Banks - 1.88%
2,200	First Financial Holdings, Inc. *	129,514
3,600	Home Bancshares, Inc.	109,836
		239,350
Sugar & Confectionery Products - 0.50%
2,165	Tootsie Roll Industries, Inc.	63,002

Telephone Communications (No Radio Telephone) - 0.52%
1,325	Verizon Communications, Inc.	66,197

Television Broadcasting Stations - 2.31%
4,025	Nexstar Broadcasting Group, Inc. Class-A	187,001
3,600	Sinclair Broadcasting Group, Inc.	106,488
		293,489
Textile-Apparel Clothing - 0.48%
970	VF Corp.	61,129

Trucking (No Local) - 1.25%
3,700	ArcBest Corp.	158,249

Water Transportation - 0.54%
2,020	Norwegian Cruise Line Holdings, Ltd. *	68,175

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.81%
3,725	LKQ Corp. *	103,331

Wholesale-Petroleum & Petroleum Products - 0.53%
1,100	Macquarie Infrastructure Co., LLC	67,628

TOTAL FOR COMMON STOCKS (Cost $11,512,812) - 98.95%		$ 12,566,963

REAL ESTATE INVESTMENT TRUSTS - 1.15%
4,800	Ares Commercial Real Estate Corp.	60,144
3,900	Colony Financial, Inc.	86,424
		146,568

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $143,473) - 1.15%		$ 146,568

SHORT TERM INVESTMENTS - 0.04%
5,117	Fidelity Governmental Fund 57 (Cost $5,117) **	5,117

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,117) - 0.04%		$ 5,117

TOTAL INVESTMENTS (Cost $11,661,402) - 100.14%		$ 12,718,648

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.14%		(18,201)

NET ASSETS - 100.00%		$ 12,700,447

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,661,402 amounted to $1,057,246, which consisted of aggregate gross unrealized appreciation of $1,507,047 and aggregate gross unrealized depreciation of $449,801.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,566,963	$0	$0	$12,566,963
Real Estate Investment Trusts	$146,568	$0	$0	$146,568
Cash Equivalent	$5,117	$0	$0	$5,117
Total	$12,718,648	$0	$0	$12,718,648

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/28/2014